UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows (used in) from operating activities
Net income (loss)	$ 1,245	$ (6,959)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	707	580
Share-based compensation	1,267	1,094
Loss on disposal of asset	197	0
Unrealized foreign exchange loss	126	3,194
Income tax expense	363	129
Finance income, net	(2,167)	(19)
Changes in non-cash working capital items:
Trade and other receivables	(7,265)	(4,087)
Prepaids and deposits	(2,217)	(968)
Contract costs	(2,233)	(3,015)
Trade and other payables	3,178	1,220
Employee benefit obligations	184	110
Deferred revenue	4,434	6,749
Cash used in operating activities	(2,181)	(1,972)
Cash flows used in investing activities
Purchase of property and equipment	(107)	(303)
Acquisition of business, net of cash acquired	0	(1,071)
Cash used in investing activities	(107)	(1,374)
Cash flows (used in) from financing activities
Payments received on net investment in finance lease	44	21
Repayment of lease obligations	(451)	(345)
Interest received	1,738	103
Proceeds from exercise of stock options	100	20
Proceeds from share issuance under employee share purchase plan	264	304
Cash from financing activities	1,695	103
Net change in cash and cash equivalents during the period	(593)	(3,243)
Effect of foreign exchange on cash and cash equivalents	131	(98)
Cash and cash equivalents, beginning of the period	216,293	215,323
Cash and cash equivalents, end of the period	$ 215,831	$ 211,982